--------------------------------------------------------------------------------

HUDSON CAPITAL
APPRECIATION FUND                                       110 Wall Street
(A Series of The Fahnestock Funds)                      New York, New York 10005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dear Shareholder:
We are pleased to present the Semi-Annual Report of Hudson Capital Appreciation Fund for the period ending June 30, 1997.
PERFORMANCE COMPARISON
The Hudson Capital Appreciation Fund produced a total return of 22.9% for the first six months of 1997. This compared to a 21.1% increase for the Standard & Poor's Composite Index of 500 stocks and an 11.7% increase for the Nasdaq Composite Index. For the last 18 months, since January 1, 1996, the Fund has increased 72.8%, compared to a 49.9% increase for the S&P 500 and 37.1% for the Nasdaq Composite Index. At June 30, 1997, the Fund's net asset value per share was $15.97 and a total assets exceeded $21 million. (As this letter is written, August 22, 1997, NAV per share is $17.58 and total assets exceed $28 million.)

On April 15, 1997, the Fund introduced two new classes of shares, designated Class B and Class N. The original shares are now designated Class A. The three classes participate equally, share for share, in the Fund's investment results but have different distribution and expense factors, all of which are described in detail in the current prospectuses. Over time, these expense factors may result in the classes having different net asset values.
INVESTMENT STRATEGY
We believe that 1997 will be an excellent year for corporate earnings with a backdrop of moderate inflation (under 3%), a strong US dollar, and the lowest federal deficit in recent memory. While the stock market turned in an astounding performance in the first half after some turbulence during April, most of the market's performance for 1997 may be behind it. Our strategy for managing the Fund's assets is to remain fully invested, trying to identify companies whose stock prices represent 'good value at a fair price'.
FACTORS AFFECTING PORTFOLIO PERFORMANCE
Portfolio performance will be affected by the general direction of stock prices and the level of confidence in the stock market as represented by investment flows. More important will be stock selection and the identification of companies whose forward revenue growth and earnings performance is not adequately reflected in their current stock price. As portfolio holdings become fairly valued, they will be sold and replaced with other more promising selections.
STOCK SELECTION
As we look ahead, our stock selection will continue to focus on the identification of undervalued companies whose stock prices do not reflect fundamental trends such as growth in sales, earnings and strong industry momentum due to technology change and innovations. We do not attempt to anticipate market direction and so will remain relatively fully invested at all times. We appreciate your confidence as we serve your long term investment needs.

Very truly yours,

James D. Gerson
James D. Gerson
Senior Vice President and Portfolio Manager

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                                                               VALUE
---------                                                                                          -----------

           COMMON STOCKS -- 99.6%
           AGRICULTURE -- 6.1%
   10,000  AGCO Corporation                                                                        $   359,375
   15,000  Con Agra, Inc.                                                                              961,875
                                                                                                   -----------
                                                                                                     1,321,250
                                                                                                   -----------

           BUILDING & CONSTRUCTION -- 11.2%
   20,000  Centex Construction                                                                         390,000
   20,000  Continental Homes Holdings Corp.                                                            352,500
   22,500  (a)Genlyte Group, Inc.                                                                      295,312
   10,000  Lone Star Industries                                                                        453,125
   20,000  MCI Building Systems                                                                        647,500
   30,000  Southern Energy Homes, Inc.                                                                 273,750
                                                                                                   -----------
                                                                                                     2,412,187
                                                                                                   -----------

           CHEMICALS -- 2.9%
   40,000  Agrium, Inc.                                                                                460,000
   10,000  VWR Scientific Products                                                                     157,500
                                                                                                   -----------
                                                                                                       617,500
                                                                                                   -----------

           COMMUNICATIONS -- 1.3%
   15,000  (a)IFR Systems, Inc.                                                                        281,250
                                                                                                   -----------

           COMPUTER PRODUCTS -- 8.6%
   20,000  Cabletron Systems                                                                           566,250
   20,000  Ciprico, Inc.                                                                               305,000
   15,000  (a)EMC Corporation                                                                          585,000
   31,000  (a)Phoenix Technologies Ltd.                                                                403,000
                                                                                                   -----------
                                                                                                     1,859,250
                                                                                                   -----------


--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                                                               VALUE
---------                                                                                          -----------
           COMMON STOCKS (CONTINUED)
           CONSUMER PRODUCTS -- 7.4%
    6,000  Blount International, Inc. -- Class A                                                   $   255,375
   27,000  (a)Helen of Troy Ltd.                                                                       691,875
   20,000  (a)Mackie Designs, Inc.                                                                     175,000
   15,000  Regis Corp. Minnesota                                                                       354,375
   40,000  (a)Sirena Apparel Group, Inc.                                                               120,000
                                                                                                   -----------
                                                                                                     1,596,625
                                                                                                   -----------

           ELECTRONICS -- 6.8%
   10,000  ADE Corp.                                                                                   297,500
   17,600  (a)Aeroflex, Inc.                                                                            90,200
   25,000  Checkpoint Systems                                                                          401,563
   10,000  (a)NU Horizons Electronics                                                                   81,875
   10,000  (a)Speedfam International                                                                   358,750
   10,000  (a)Ultratech Stepper, Inc.                                                                  228,750
                                                                                                   -----------
                                                                                                     1,458,638
                                                                                                   -----------

           ENVIRONMENTAL -- 0.7%
   33,000  (a)Gundle/SLT Environmental, Inc.                                                           165,000
                                                                                                   -----------

           FINANCIAL -- 5.8%
   16,000  State Street Boston Corp.                                                                   740,000
    8,000  Travelers Group, Inc.                                                                       504,500
                                                                                                   -----------
                                                                                                     1,244,500
                                                                                                   -----------

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                                                               VALUE
---------                                                                                          -----------
           COMMON STOCKS (CONTINUED)
           INDUSTRIAL PRODUCTS -- 19.7%
   19,000  AFC Cable System                                                                        $   513,000
    1,100  A.M. Castle Co.                                                                              24,268
   15,000  Baldor Electric                                                                             443,437
    8,000  (a)Esterline Technologies Corp.                                                             281,500
   20,000  Greenfield Industries                                                                       540,000
   10,000  Hadco Corp.                                                                                 655,000
   20,212  (a)New Brunswick Scientific                                                                 141,484
    5,000  Park Ohio Industries                                                                         76,250
   22,000  Republic Group, Inc.                                                                        442,750
   34,650  (a)Supreme Industries, Inc.  -- Class A                                                     298,856
   15,000  Titan Wheel International, Inc.                                                             264,375
   30,000  Valmont Industries                                                                          570,000
                                                                                                   -----------
                                                                                                     4,250,920
                                                                                                   -----------

           OIL, ENERGY & GAS EXPLORATION -- 10.8%
   45,000  (a)Abacan Resources Corp.                                                                   143,438
   12,000  Global Industries                                                                           280,313
   13,000  (a)Hvide Marine, Inc.                                                                       287,625
   15,500  (a)Louis Dreyfus Natural Gas Corp.                                                          251,875
   35,000  Southern Mineral                                                                            175,000
   28,699  (a)Southern Union Company                                                                   656,490
   12,000  Tidewater, Inc.                                                                             528,000
                                                                                                   -----------
                                                                                                     2,322,741
                                                                                                   -----------

           PHARMACEUTICALS & HEALTH -- 5.5%
    7,000  Amgen, Inc.                                                                                 406,875
   10,000  McKesson Corp.                                                                              775,000
                                                                                                   -----------
                                                                                                     1,181,875
                                                                                                   -----------

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                                                               VALUE
---------                                                                                          -----------
           COMMON STOCKS (CONTINUED)
           RESTAURANTS -- 2.2%
   26,000  (a)Garden Fresh Restaurants Corp.                                                       $   308,750
   10,000  (a)O'Charleys, Inc.                                                                         170,000
                                                                                                   -----------
                                                                                                       478,750
                                                                                                   -----------
           RETAIL -- 4.0%
   15,000  (a)Travis Boats & Motors, Inc.                                                              196,875
   20,000  Wal-Mart Stores, Inc.                                                                       676,250
                                                                                                   -----------
                                                                                                       873,125
                                                                                                   -----------
           TRANSPORTATION -- 6.6%
   15,000  Air Express International Corp.                                                             596,250
   20,000  (a)Celadon Group, Inc.                                                                      230,000
   30,000  Simon Transportation Service                                                                596,250
                                                                                                   -----------
                                                                                                     1,422,500
                                                                                                   -----------

           TOTAL COMMON STOCKS (identified cost $16,367,584)                                        21,486,111
                                                                                                   -----------
  FACE
 AMOUNT
---------
           SHORT-TERM INVESTMENTS -- 0.3%
  $67,000  Money Market Fiduciary Fund, on demand (cost $67,000)                                        67,000
                                                                                                   -----------
           TOTAL INVESTMENTS (identified cost $16,434,584)(b)                                      $21,553,111
           CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                                       18,860
                                                                                                   -----------
           NET ASSETS -- 100%                                                                      $21,571,971
                                                                                                   -----------
                                                                                                   -----------

------------

(a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $16,434,584. The net unrealized appreciation of investments on a federal tax basis amounts to $5,118,527 which is comprised of $5,635,496 appreciation and $516,969 depreciation at June 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($21,571,971) at June 30, 1997.

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
STATEMENT OF ASSETS AND LIABILITIES
SIX MONTHS ENDED JUNE 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ASSETS:
     Total investments in securities, at value (Cost $16,434,584) (Note 1).............................   $21,553,111
     Cash..............................................................................................       117,680
     Dividends receivable..............................................................................        13,482
     Receivable for Fund shares sold...................................................................       220,535
     Receivable from Advisor...........................................................................        58,000
                                                                                                          -----------
          Total assets.................................................................................    21,962,808
                                                                                                          -----------
LIABILITIES:
     Payable for Fund shares redeemed..................................................................        45,826
     Accrued expenses..................................................................................        58,000
     Other payables....................................................................................       287,011
                                                                                                          -----------
          Total liabilities............................................................................       390,837
                                                                                                          -----------
     Net assets for 1,350,870 shares of beneficial interest outstanding................................   $21,571,971
                                                                                                          -----------
                                                                                                          -----------
NET ASSETS CONSIST OF:
     Paid in capital...................................................................................   $14,502,182
     Net unrealized appreciation of investments........................................................     5,118,527
     Accumulated net realized gain on investments......................................................     2,083,827
     Distribution in excess of net investment income...................................................      (132,565)
                                                                                                          -----------
          Net assets...................................................................................   $21,571,971
                                                                                                          -----------
                                                                                                          -----------
Class A Shares:
     Net Asset Value Per Share ($21,086,931/1,320,487 shares outstanding)..............................   $     15.97
                                                                                                          -----------
     Offering Price Per Share (100/95.50 of 15.97)*....................................................         16.72
                                                                                                          -----------
     Redemption Proceeds Per Share.....................................................................         15.97
                                                                                                          -----------
Class B Shares:
     Net Asset Value Per Share ($309,221/19,371 shares oustanding).....................................   $     15.96
                                                                                                          -----------
     Offering Price Per Share..........................................................................         15.96
                                                                                                          -----------
     Redemption Proceeds Per Share (95/100 of 15.96)*..................................................         15.16
                                                                                                          -----------
Class N Shares:
     Net Asset Value Per Share ($175,819/11,012 shares oustanding).....................................   $     15.97
                                                                                                          -----------
     Offering Price Per Share..........................................................................         15.97
                                                                                                          -----------
     Redemption Proceeds Per Share.....................................................................         15.97
                                                                                                          -----------

------------
* See 'How to Buy Shares' in the Prospectus

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME

     Interest............................................................................................   $   51,641
     Dividends...........................................................................................       10,833
                                                                                                            ----------
          Total income...................................................................................       62,474
                                                                                                            ----------
Expenses: (Notes 2 and 3)
     Investment management fee...........................................................................       93,929
     Distribution expenses Class A.......................................................................       46,780
     Distribution and shareholder service expenses Class B...............................................          215
     Distribution expenses Class N.......................................................................           39
     Legal, compliance and filing fees...................................................................       97,048
     Custodian fee.......................................................................................        3,723
     Shareholder servicing and related shareholder expenses..............................................       45,570
     Audit and accounting................................................................................       22,397
     Trustees' fees and expenses.........................................................................        9,000
     Other...............................................................................................       28,228
                                                                                                            ----------
          Total expenses.................................................................................      346,929
                                                                                                            ----------
     Investment management fee waived....................................................................      (93,929)
     Reimbursement of other operating expenses...........................................................      (57,961)
                                                                                                            ----------
     Net expenses........................................................................................      195,039
                                                                                                            ----------
     Net investment loss.................................................................................     (132,565)
                                                                                                            ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain on investments....................................................................    2,067,664
     Net change in unrealized appreciation of investments................................................    1,925,915
                                                                                                            ----------
     Net gain on investments.............................................................................    3,993,579
                                                                                                            ----------
Net increase in net assets from operations...............................................................   $3,861,014
                                                                                                            ----------
                                                                                                            ----------

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS
                                                                                          ENDED
                                                                                      JUNE 30, 1997       YEAR ENDED
                                                                                       (UNAUDITED)     DECEMBER 31, 1996
                                                                                      -------------    -----------------

INCREASE (DECREASE) IN NET ASSETS
Investment loss net................................................................    $   (132,565)      $  (150,917)
Net realized gain on investments...................................................       2,067,664         2,958,488
Unrealized appreciation (depreciation) of investments..............................       1,925,915         1,794,231
                                                                                      -------------    -----------------
     Net increase in net assets resulting from operations..........................       3,861,014         4,601,802
Distributions to shareholders from net realized gains -- Class A...................            (184)       (2,791,224)
Share transactions -- net (Note 4).................................................       2,040,421         1,762,917
                                                                                      -------------    -----------------
     Net increase (decrease) in net assets.........................................       5,901,251         3,573,495
Net Assets:
     Beginning of year.............................................................      15,670,720        12,097,225
                                                                                      -------------    -----------------
     End of year...................................................................    $ 21,571,971       $15,670,720
                                                                                      -------------    -----------------
                                                                                      -------------    -----------------

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1. SUMMARY OF ACCOUNTING POLICIES.

Hudson Capital Appreciation Fund (the 'Fund') is a series of The Fahnestock Funds, a Massachusetts business trust (the 'Trust'). The Trust is an open-end diversified management investment company registered under the Investment Company Act of 1940. Effective April 15, 1997, the Fund redesignated its existing Shares as Class A Shares and added Class B and Class N Shares. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     A) VALUATION OF SECURITIES

            Securities traded on a national securities exchange are valued at the price of the last sale on such exchange on the date as of which assets are valued. If no sale has occurred on such date, or if the security is traded only in the over-the-counter market, it will normally be valued at its current bid price. Debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Portfolio securities for which current quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

     B) FEDERAL INCOME TAXES

            It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

     C) GENERAL

            Securities transactions are recorded on a trade date basis. Interest income, including amortization of premium and discount, is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

     D) DIVIDENDS AND DISTRIBUTIONS

            Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

     E) OTHER

            The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
        amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

Under the Investment Management Agreement, the Fund pays an investment management fee to Hudson Capital Advisors, Inc. (the 'Advisor') equal to 1% of the Fund's average daily net assets up to $25 million and 0.75% of annual average net assets in excess of $25 million.

Under the Fund's Administration Agreement with Fahnestock & Co. Inc. (the 'Administrator'), the Administrator has agreed to provide administrative services to the Fund at no charge.

The Advisor has agreed that, if in any fiscal year the sum of the Fund's expenses (excluding payments under the Distribution Plans) exceeds 2 1/2% of the first $30 million of its average daily net assets, 2% of the next $70 million of its average daily net assets and 1 1/2% of its average daily net assets in excess of $100 million, the Advisor will reduce the advisory fee or reimburse the Fund for any such excess amounts. During the period ended June 30, 1997, the Fund incurred investment management fees of $93,929. However, the Advisor has waived $93,929 of expenses in order to comply with the agreement as stated above.

In acting as Distributor during the year, Fahnestock & Co. Inc. earned $47,034 of commissions on sales of the Fund's shares.

Fees are paid to Trustees who are unaffiliated with the Advisor on the basis of $3,000 per annum plus $750 per meeting attended.

3. DISTRIBUTION PLANS.

Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted Distribution Plans (the 'Plans') under which it may reimburse Fahnestock & Co. Inc. (the 'Distributor') for expenses relating to the distribution of Fund shares at an annual rate not to exceed 0.50 of 1% of the Fund's average daily net assets with respect to Class A Shares, 1.00 of 1% (0.75 of 1% attributable to distribution and 0.25 of 1% to shareholder servicing expenses) with respect to Class B Shares and 0.25 of 1% for Class N Shares. Distribution expenses incurred in a year in excess of the amount available for reimbursement may be carried forward and sought to be reimbursed in future years. Interest at the prevailing broker loan rate may be charged to the Fund on any expenses carried forward and those

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
expenses and interest will be reflected as current expenses on the Fund's statement of operations for the year in which they become accounting liabilities.

4. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST.

At June 30, 1997, the Fund had authorized an unlimited number of shares of beneficial interest ($.001 par value). Transactions were as follows:

CLASS A SHARES

                                                    SIX MONTHS ENDED              YEAR ENDED
                                                      JUNE 30, 1997            DECEMBER 31, 1996
                                                 -----------------------    -----------------------
                                                  SHARES       AMOUNT        SHARES       AMOUNT
                                                 --------    -----------    --------    -----------
Sold...........................................   219,822    $ 3,074,117     223,039    $ 2,946,523
Issued on reinvestment of dividends and
  distributions................................        14            184     213,111      2,755,522
Redeemed.......................................  (105,262)    (1,498,091)   (292,500)    (3,939,128)
                                                 --------    -----------    --------    -----------
     Net increase (decrease)...................   114,574    $ 1,576,210     143,650    $ 1,762,917
                                                 --------    -----------    --------    -----------
                                                 --------    -----------    --------    -----------

CLASS B SHARES

                                                      PERIOD ENDED
                                                      JUNE 30, 1997
                                                 -----------------------
                                                  SHARES       AMOUNT
                                                 --------    -----------
Sold...........................................   19,371      $ 297,734
Issued on reinvestment of dividends and
  distributions................................    --            --
Redeemed.......................................    --            --
                                                 --------    -----------
     Net increase (decrease)...................   19,371      $ 297,734
                                                 --------    -----------
                                                 --------    -----------

CLASS N SHARES

                                                      PERIOD ENDED
                                                      JUNE 30, 1997
                                                 -----------------------
                                                  SHARES       AMOUNT
                                                 --------    -----------
Sold...........................................   11,012      $ 166,477
Issued on reinvestment of dividends and
  distributions................................    --            --
Redeemed.......................................    --            --
                                                 --------    -----------
     Net increase (decrease)...................   11,012      $ 166,477
                                                 --------    -----------
                                                 --------    -----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS.

Purchases and sales of investment securities, other than short-term investments, totaled $8,136,870 and $6,258,616, respectively. Fahnestock & Co. Inc. earned commissions of $16,825 for executing securities transactions of the Fund during the period ended June 30, 1997.

6. FINANCIAL HIGHLIGHTS.

CLASS A (for a share outstanding throughout each period)

                                        SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                          JUNE 30, 1997      --------------------------------------------------------------------
                                           (UNAUDITED)        1996       1995         1994       1993         1992      1991'D'D'
                                        -----------------    -------    -------      -------    --------    -------    -------
    Net asset value, beginning of
      period...........................      $ 12.99         $ 11.39    $ 10.95      $ 13.72     $ 11.93     $ 11.36    $ 10.00
    Income from investment operations:
    Net investment income/(loss).......        (0.10)          (0.10)     (0.03)       (0.06)      (0.13)      (0.05)      0.01
    Net realized and unrealized gains
      (losses) on investments..........         3.08            4.72       2.09        (1.48)       2.25        1.02       1.74
                                            --------         -------    -------      -------     -------     -------    -------
        Total income from investment
          operations...................         2.98            4.62       2.06        (1.54)       2.12        0.97       1.75
                                            --------         -------    -------      -------     -------     -------    -------
    Less dividends paid to
      shareholders:
    Dividends paid from net realized
      gains on investments.............       0.00**           (3.02)     (1.62)       (1.23)      (0.33)      (0.40)     (0.39)
                                            --------         -------    -------      -------     -------     -------    -------
    Net asset value, end of period.....      $ 15.97           12.99    $ 11.39      $ 10.95     $ 13.72     $ 11.93    $ 11.36
                                            --------         -------    -------      -------     -------     -------    -------
                                            --------         -------    -------      -------     -------     -------    -------
Total return...........................        22.94%          40.68%     18.94%      (11.22)%     17.77%       8.54%     17.50%
RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000
      omitted).........................      $21,087         $15,671    $12,097       $15,874    $19,227     $16,993    $11,987
    Ratio of expenses to average net
      assets...........................         2.08%*'D'       2.50%'D'    2.50%'D'     2.49%'D'   2.49%'D'    2.50%'D'   2.48%*'D'
    Ratio of net investment income
      (loss) to average net assets.....        (1.41)%*'D'     (1.13)%'D'  (0.16)%'D'  (0.46)%'D' (1.00)%'D'  (0.48)%'D'   0.11%*'D'
    Average commission rate
      paid'D'D'D'......................       0.0600          0.0597        --           --         --          --         --
    Portfolio turnover rate............         33.67%          85.37%     197.71%     194.55%    154.18%     256.84%    250.85%

------------
     *  Annualized

    **  Are less than one cent per share.

   'D' The ratios of expenses and investment income/(loss) (net) to average net assets are net of expenses voluntarily reimbursed by the Advisor, Administrator and Distributor in the amount of 1.61%, 1.00%, .92%, .27%, .25%, 1.10% and .56%, respectively.

 'D'D' Reflects operations for the period from March 5, 1991 (commencement of operations) to December 31, 1991.

'D'D'D' For the fiscal year beginning on or after September 1, 1995, the portfolio is required to disclose its average commission rate per share for purchases or sales of equity securities.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CLASS B (for a share outstanding throughout the period)

                                         PERIOD ENDED
                                           JUNE 30,
                                         1997'D'D'D'
                                         (UNAUDITED)
                                       ----------------
    Net asset value, beginning of
      period..........................     $  13.54
    Income from investment operations:
    Net investment income/(loss)......        (0.04)
    Net realized and unrealized gains
      (losses) on investments.........         2.46
                                           --------
        Total income from investment
          operations..................         2.42
    Less dividends paid to
      shareholders:
    Dividends paid from net realized
      gains on investments............      --
                                           --------
    Net asset value, end of period....     $  15.96
                                           --------
                                           --------
Total return..........................        17.87%
RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000
      omitted)........................     $    309
    Ratio of expenses to average net
      assets..........................         2.56%*'D'
    Ratio of net investment loss to
      average net assets..............        (1.68%)*'D'
    Average commission rate
      paid'D'D'.......................       0.0600
    Portfolio turnover rate...........        33.67%

------------

      * Annualized

    'D' The ratios of expenses and investment loss (net) to average net assets are net of expenses voluntarily reimbursed by the Advisor, Administrator and Distributor in the amount of 1.61%.

  'D'D' For the fiscal year beginning on or after September 1, 1995, the portfolio is required to disclose its average commission rate per share for purchases or sales of equity securities.

'D'D'D' Reflects operations for the period from April 15, 1997 (commencement of offering) to June 30, 1997.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CLASS N (for a share outstanding throughout the period)

                                         PERIOD ENDED
                                           JUNE 30,
                                         1997'D'D'D'
                                         (UNAUDITED)
                                       ----------------
    Net asset value, beginning of
      period..........................     $  13.54
    Income from investment operations:
    Net investment income/(loss)......        (0.03)
    Net realized and unrealized gains
      (losses) on investments.........         2.46
                                           --------
        Total income from investment
          operations..................         2.43
    Less dividends paid to
      shareholders:
    Dividends paid from net realized
      gains on investments............      --
                                           --------
    Net asset value, end of period....     $  15.97
                                           --------
Total return..........................        17.95%
RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000
      omitted)........................     $    176
    Ratio of expenses to average net
      assets..........................         1.81%*'D'
    Ratio of net investment loss to
      average net assets..............        (0.99%)*'D'
    Average commission rate
      paid'D'D'.......................       0.0600
    Portfolio turnover rate...........        33.67%

------------

      * Annualized

    'D' The ratios of expenses and investment income/(loss) (net) to average net assets are net of expenses voluntarily reimbursed by the Advisor, Administrator and Distributor in the amount of 1.61%.

  'D'D' For the fiscal year beginning on or after September 1, 1995, the portfolio is required to disclose its average commission rate per share for purchases or sales of equity securities.

'D'D'D' Reflects operations for the period from April 15, 1997 (commencement of offering) to June 30, 1997.

--------------------------------------------------------------------------------

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

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
HUDSON CAPITAL
APPRECIATION FUND
(A Series of The Fahnestock Funds)
     110 Wall Street
     New York, New York 10005
     Telephone (800) 221-5588

INVESTMENT ADVISOR
     Hudson Capital Advisors, Inc.
     805 Third Avenue
     New York, New York 10022

PRINCIPAL DISTRIBUTOR
     Fahnestock & Co. Inc.
     110 Wall Street
     New York, New York 10005

CUSTODIAN AND TRANSFER AGENT
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105

-------------------------------------

This report is submitted for the
general information of the
shareholders of the Fund. It is not
authorized for distribution to
prospective investors in the Fund
unless preceded or accompanied by an
effective prospectus, which includes
information regarding the Fund's
objectives and policies, experience
of its management, marketability of
shares, and other information.


   [LOGO]


                    CLASS A SHARES
                    CLASS B SHARES
                    CLASS N SHARES

         SEMI-ANNUAL REPORT
           JUNE 30, 1997
            (UNAUDITED)

              [LOGO]

-------------------------------------
-------------------------------------


                           STATEMENT OF DIFFERENCES

The dagger symbol shall be expressed as....................................`D'